PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,504	$ 3,240
Less - accumulated depreciation and amortization	(1,565)	(565)
Total	16,939	2,675
Depreciation expense	1,683	484	$ 166
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,563	1,266
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	533	129
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,530	976
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	177	177
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	758	493
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,943	$ 199